Right-of-use assets and lease liabilities - Summary of quantitative information about right of use assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 37.8
Adoption of right of use assets		$ 57.6
Additions	27.8	18.1
Depreciation expense	(11.3)	(10.4)
Disposals	(3.8)	(17.3)
Interest expense	2.8	6.0
Payments	(9.0)	(11.8)
Assets and liabilities held for sale	10.2	(10.2)
Ending balance	62.3	37.8
Beginning balance, Lease liabilities	38.6	57.6
Additions	27.8	18.1
Additions - business combination	1.6
Additions - business combination	1.6
Disposals	(3.8)	(17.3)
Translation adjustments	(2.7)	(4.6)
Assets and liabilities held for sale	9.4	(9.4)
Ending balance, Lease liabilities	64.7	38.6
Current portion	11.4	5.0
Non-current portion	53.3	33.6
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	1.2	4.0
Depreciation expense	(1.1)	(1.1)
Disposals	(1.2)
Assets and liabilities held for sale	2.9	(2.9)
Ending balance	1.8
Building land and improvements [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	37.2	56.8
Additions	25.6	13.5
Depreciation expense	(9.6)	(8.6)
Disposals	(2.2)	(17.3)
Assets and liabilities held for sale	7.2	(7.2)
Ending balance	59.8	37.2
Additions - business combination	1.6
Machinery and Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		0.1
Depreciation expense		(0.1)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0.3	0.6
Additions	1.0	0.3
Depreciation expense	(0.5)	(0.5)
Disposals	(0.2)
Assets and liabilities held for sale	0.1	(0.1)
Ending balance	0.7	0.3
Other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0.3	0.1
Additions		0.3
Depreciation expense	(0.1)	(0.1)
Disposals	$ (0.2)
Ending balance		$ 0.3